PRIVATE PLACEMENT - Additional Information (Details) - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Sep. 30, 2020
Class of warrant or right, exercise price of warrants or rights	$ 11.50		$ 11.50
Sale of 23,000,000 Private Placement Warrants		$ 23,000,000	$ 23,000,000
Number of shares per warrant	1
Private Placement
Number Of warrants issued	21,000,000		23,000,000
Class of warrant or right, exercise price of warrants or rights	$ 1.00		$ 1.00
Sale of 23,000,000 Private Placement Warrants	$ 21,000,000		$ 23,000,000
Over-allotment option
Number Of warrants issued	23,000,000
Sale of 23,000,000 Private Placement Warrants	$ 23,000,000